CONDENSED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During Exploration Stage [Member]	Unvested Issued Common Stock [Member]
Balance, amount at Jun. 30, 2007	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, shares at Jun. 30, 2007		0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share,value	4,500	31,500	(27,000)	0	0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share,shares		31,500,000
December 18, 2007 Common stock, subscribed for cash at $0.0001per share,value	8,000	11,200	(3,200)	0	0
December 18, 2007 Common stock, subscribed for cash at $0.0001per share,shares		11,200,000
January 18, 2008, Common stock subscribed for cash at $0.0001per share,value	12,500	8,750	3,750	0	0
January 18, 2008, Common stock subscribed for cash at $0.0001per share,shares		8,750,000
Net Loss	(8,583)	0	0	(8,583)	0
Balance, amount at Mar. 31, 2008	16,417	51,450	(26,450)	(8,583)	0
Balance, shares at Mar. 31, 2008		51,450,000
Net Loss	(38,112)	0	0	(38,112)	0
Balance, amount at Mar. 31, 2009	(21,695)	51,450	(26,450)	(46,695)	0
Balance, shares at Mar. 31, 2009		51,450,000
Net Loss	(28,292)	0	0	(28,292)	0
Balance, amount at Mar. 31, 2010	(49,987)	51,450	(26,450)	(74,987)
Balance, shares at Mar. 31, 2010		51,450,000
Net Loss	(35,275)	0	0	(35,275)	0
Balance, amount at Mar. 31, 2011	(85,262)	51,450	(26,450)	(110,262)	0
Balance, shares at Mar. 31, 2011		51,450,000
Common stock subscribed for cash at $1.00 per share,value	200,000	200	199,800	0	0
Common stock subscribed for cash at $1.00 per share,shares		200,000
Beneficial Conversion Feature of convertible Debt	177,404	0	177,404	0	0
Common stock issued upon exercise of options, shares	0
Fair value of stock-based compensation	979,880	0	979,880	0	0
Net Loss	(1,321,253)			(1,321,253)	0
Balance, amount at Mar. 31, 2012	(49,231)	51,650	1,330,634	(1,431,515)	0
Balance, shares at Mar. 31, 2012		51,650,000
Common stock subscribed for cash at $1.00 per share,value	425,000	425	424,575	0	0
Common stock subscribed for cash at $1.00 per share,shares		425,000
Beneficial Conversion Feature of convertible Debt	0
Common stock issued upon conversion of notes payable, value	107,004	214	106,790	0	0
Common stock issued upon conversion of notes payable, shares		214,008
Common stock issued to employees and director unvested, value	31,500	700	188,300	0	(157,500)
Common stock issued to employees and director unvested, shares		700,000
Common stock issued upon exercise of options, value	409,000	1,750	407,250	0	0
Common stock issued upon exercise of options, shares	1,750,000	1,750,000
Common stock issued as payment of accrued interest, value	29,500	42	29,458	0	0
Common stock issued as payment of accrued interest, shares		42,316
Common stock issued upon the conversion of convertible notes payable,value	420,000	878	419,122	0	0
Common stock issued upon the conversion of convertible notes payable,shares		877,778
Fair value of stock-based compensation	801,643	0	801,643	0	0
Net Loss	(2,742,522)	0	0	(2,742,522)	0
Balance, amount at Mar. 31, 2013	(568,106)	55,659	3,707,772	(4,174,037)	(157,500)
Balance, shares at Mar. 31, 2013		55,659,102
Beneficial Conversion Feature of convertible Debt	0
Sale of common stock and warrants at $0.34 per unit, net of derivative value of warrants, value	(115,775)	3,676	(119,451)	0	0
Sale of common stock and warrants at $0.34 per unit, net of derivative value of warrants, shares	3,676,472	3,676,472
Common stock issued upon conversion of notes payable, value	192,500	428	192,072	0	0
Common stock issued upon conversion of notes payable, shares		427,778
Common stock issued to employees and director unvested, value	11,250	0	0	0	11,250
Common stock issued to employees and director unvested, shares		0
Common stock issued upon exercise of options, shares	0
Common stock issued as payment of accrued interest, value	18,750	21	18,729	0	0
Common stock issued as payment of accrued interest, shares		20,816
Fair value of stock-based compensation	410,849	0	410,849	0	0
Net Loss	(899,305)	0	0	(899,305)	0
Balance, amount at Jun. 30, 2013	$ (949,837)	$ 59,784	$ 4,209,971	$ (5,073,342)	$ (146,250)
Balance, shares at Jun. 30, 2013		59,784,168